Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other current liabilities
Schedule of trade payables

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Suppliers - research and development	6,669	5,250	4,050
Suppliers - general and administrative expenses	937	1,690	1,342
Total trade payables	7,606	6,940	5,392

Schedule of tax and social security liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Personnel and related accounts	658	855	671
Social security and other social organizations	1,202	831	720
Other taxes and levies	138	94	(44)
Total tax and social security liabilities	1,998	1,780	1,348

Schedule of other creditors and accured liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Directors’ salaries	202	146	196
Deferred income	175	178	178
Other	4	4	4
Total other creditors and accrued liabilities	381	328	378